Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2016
Foreign Pension Plan [Member]
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Basis of Fair Value Measurement	Thousands of Yen
of Pension Plan Assets at March 31, 2015	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥417,833	–	–	¥417,833
U.S. equity	124,670	–	–	124,670
Other equity―developed countries	78,027	–	–	78,027
Total equity securities	620,530	–	–	620,530

Debt securities:
Japanese government and municipalities	–	¥495,637	–	495,637
Japanese corporate bonds―investment grade	–	256,954	–	256,954
U.S. government	–	110,851	–	110,851
Other government―developed countries	–	152,927	–	152,927
Residential mortgage-backed	–	19,256	–	19,256
Total debt securities	–	1,035,625	–	1,035,625

Other financial instruments*	–	1,109,010	–	1,109,010

Cash	165,145	–	–	165,145

Total assets at fair value	¥785,675	¥2,144,635	–	¥2,930,310
Basis of Fair Value Measurement	Thousands of Yen
of Pension Plan Assets at March 31, 2016	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥469,780	–	–	¥469,780
U.S. equity	144,147	–	–	144,147
Other equity―developed countries	84,400	–	–	84,400
Total equity securities	698,327	–	–	698,327

Debt securities:
Japanese government and municipalities	–	¥577,488	–	577,488
Japanese corporate bonds―investment grade	–	241,744	–	241,744
U.S. government	–	118,099	–	118,099
Other government―developed countries	–	158,547	–	158,547
Residential mortgage-backed	–	21,381	–	21,381
Total debt securities	–	1,117,259	–	1,117,259

Other financial instruments*	–	1,267,090	–	1,267,090

Cash	111,223	–	–	111,223

Total assets at fair value	¥809,550	¥2,384,349	–	¥3,193,899

Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Service cost	¥542,584	¥573,956	¥648,944
Interest cost	45,418	73,902	67,525
Expected return on plan assets	(48,303)	(63,037)	(87,909)
Amortization of transition obligation	369	369	365
Amortization of actuarial gain	–	(2,782)	(2,971)

Net periodic pension cost	¥540,068	¥582,408	¥625,954

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Net actuarial loss (gain)	¥(63,775)	¥127,065	¥585,332
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(365)
Amortization of actuarial gain	–	2,782	2,971

Amounts recognized in other comprehensive income	¥(64,144)	¥129,478	¥587,938

Total net periodic pension cost and amounts recognized in other comprehensive income	¥475,924	¥711,886	¥1,213,892

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Thousands of Yen
	2015	2016

Change in benefit obligation:
Benefit obligation at beginning of year	¥4,426,598	¥5,285,093
Service cost	573,956	648,944
Interest cost	73,902	67,525
Actuarial loss	283,860	480,755
Benefit paid	(73,223)	(94,207)

Benefit obligation at end of year	5,285,093	6,388,110

Change in plan assets:
Fair value of plan assets at beginning of year	2,424,499	2,930,310
Actual return (loss) on plan assets	219,832	(16,667)
Employer contribution	322,826	334,252
Benefits paid	(36,847)	(53,996)

Fair value of plan assets at end of year	2,930,310	3,193,899

Funded status at end of year	¥(2,354,783)	¥(3,194,211)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen
	2015	2016

Accrued retirement and pension costs―noncurrent	¥(2,354,783)	¥(3,194,211)

Net amount recognized	¥(2,354,783)	¥(3,194,211)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2015	2016

Net actuarial loss	¥371,122	¥959,426
Obligation at transition	365	–
Total	¥371,487	¥959,426

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2015	2016	2014	2015	2016

Discount rate	1.3%	0.7%	1.2%	1.7%	1.3%
Expected long-term rate of return on plan assets			2.4	2.6	3.0
Rate of increase in compensation	3.2	3.1	3.3	3.2	3.2

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen
2017	¥94,235
2018	119,570
2019	132,585
2020	151,505
2021	195,246
2022 –2026	1,708,740

Total	¥2,401,881

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities—equity securities	¥4,212,571	–	–	¥4,212,571
Available-for-sale securities—debt securities	–	¥101,910	–	101,910
Total assets	¥4,212,571	¥101,910	–	¥4,314,481
	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities—equity securities	¥3,830,847	–	–	¥3,830,847
Available-for-sale securities—debt securities	–	¥113,550	–	113,550
Total assets	¥3,830,847	¥113,550	–	¥3,944,397